Other assets-Other / Other liabilities (Tables)	12 Months Ended
Mar. 31, 2013
Schedule of Other assets-Other and Other liabilities

The following table presents Other assets-Other and Other liabilities in the consolidated balance sheets by type.

	Millions of yen
	March 31
	2012		2013
Other assets—Other:
Securities received as collateral	¥92,743		¥47,739
Goodwill and other intangible assets	160,227		115,661
Deferred tax assets	201,244		145,602
Investments in equity securities for other than operating purposes(1)	113,006		71,813
Other	907,903	(2)	221,344

Total	¥1,475,123		¥602,159

Other liabilities:
Obligation to return securities received as collateral	¥92,743		¥47,739
Accrued income taxes	16,169		56,353
Other accrued expenses and provisions	378,957		402,192
Other(3)	678,032		471,879

Total	¥1,165,901		¥978,163

(1)	Includes marketable and non-marketable equity securities held for other than trading or operating purposes.

These investments were comprised of listed equity securities and unlisted equity securities of ¥58,460 million and ¥54,546 million respectively, as of March 31, 2012, and ¥50,930 million and ¥20,883 million respectively, as of March 31, 2013. These securities are carried at fair value, with changes in fair value recognized within Revenue—other in the consolidated statements of income.

(2)	Includes real estate classified as held for sale which is carried at the lower of net book value or fair value less cost to sell. For the year ended March 31, 2013, Nomura recognized losses of ¥32,019 million within Non-interest expenses—Other for real estate classified as held for sale were fair value less cost to sell is lower than net book value. As a result, Net income attributable to NHI shareholders for the year ended March 31, 2013 decreased by ¥4,241 million.
(3)	Includes liabilities relating to the investment contracts which were underwritten by Nomura’s insurance subsidiary. As of March 31, 2012 and 2013, carrying values were ¥292,120 million and ¥281,864 million, respectively, and estimated fair values were ¥294,242 million and ¥285,914 million, respectively. Fair value is estimated by discounting future cash flows and using valuation inputs which would be generally classified in Level 3 of the fair value hierarchy.

Schedule of changes in goodwill within Other assets-Other

Changes in goodwill, which are reported in the consolidated balance sheets within Other assets—Other, are as follows.

	Millions of yen
	Year ended March 31
	2012		2013
Balance at beginning of year	¥70,223		¥74,034
Increases due to business combinations	4,898	(4)	—
Impairment	—		(8,293	)(1)
Other(2)	(1,087)		8,501

Balance at end of year(3)	¥74,034		¥74,242

(1)	For the year ended March 31, 2013, Nomura recognized a goodwill impairment loss relating to the Wholesale segment of ¥8,293 million which was reported within Non-interest expenses—Other in the consolidated statements of income, due to a decline in fair value of a reporting unit in the Wholesale segment caused by the prolonged economic downturn. The fair value was determined based on DCF.
(2)	Includes currency translation adjustments as of March 31, 2012 and 2013 of ¥(1,083) million and 8,501 million, respectively.
(3)	The amounts attributable to the Wholesale segment as of March 31, 2012 and 2013 were ¥68,718 million and ¥68,218 million, respectively. The amounts attributable to Other as of March 31, 2012 and 2013 were ¥5,316 million and ¥6,024 million, respectively.
(4)	Relates to GE Capital Finance (China) Co., Ltd which is a subsidiary of Nomura Bank International plc.

Schedule of intangible assets subject to amortization

Intangible assets subject to amortization as of March 31, 2012 and 2013 are shown below.

	Millions of yen
	March 31, 2012			March 31, 2013
	Gross carrying amount	Accumulated amortization	Net carrying amount	Gross carrying amount	Accumulated amortization	Net carrying amount
Client relationships	¥88,733	¥(34,947)	¥53,786	¥62,586	¥(30,187)	¥32,399
Lease agreements	16,500	(1,445)	15,055	—	—	—
Other	1,126	(383)	743	644	(180)	464

Total	¥106,359	¥(36,775)	¥69,584	¥63,230	¥(30,367)	¥32,863

Estimated amortization expenses for next five years	Estimated amortization expenses for the next five years are shown below.

Millions of yen
Year ending March 31	Estimated amortization expense
2014	¥5,739
2015	5,739
2016	5,162
2017	4,880
2018	4,793